Containers, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Containers	$ 3,407,603	$ 2,281,586
Less accumulated depreciation	(490,930)	(377,731)
Containers, net	$ 2,916,673	$ 1,903,855